Fair Value Measurements	12 Months Ended
Oct. 31, 2023
Fair Value Measurements
Fair Value Measurements
NOTE 5:  FAIR VALUE MEASUREMENTS
Certain assets and liabilities, primarily financial instruments, are carried on the balance sheet at their fair value on a recurring basis. These financial instruments include trading loans and securities, non-trading
financial assets at FVTPL, financial assets and liabilities designated at FVTPL, financial assets at FVOCI, derivatives, certain securities purchased under reverse repurchase agreements, trading deposits, securitization liabilities at fair value, obligations related to securities sold short, and certain obligations related to securities sold under repurchase agreements. All other financial assets and financial liabilities are carried at amortized cost.
(a)
VALUATION GOVERNANCE
Valuation processes are guided by policies and procedures that are approved by senior management and subject matter experts. Senior Executive oversight over the valuation process is provided through various valuation committees. Further, the Bank has a number of additional controls in place, including an independent price verification process to ensure the accuracy of fair value measurements reported in the financial statements. The sources used for independent pricing comply with the standards set out in the approved valuation-related policies, which include consideration of the reliability, relevancy, and timeliness of data.
(b)
METHODS AND ASSUMPTIONS
The Bank calculates fair value for measurement and disclosure purposes based on the following methods of valuation and assumptions:
Government and Government-Related Securities
The fair value of Canadian government debt securities is determined by quoted prices in active markets, reference to recent transaction prices, or third-party vendor prices. In cases where external and independent prices are not readily available, alternate techniques utilizing the risk metrics and unique characteristics of the security are used to support a prudent valuation until acceptable external pricing becomes available.
The fair value of Canadian residential mortgage-backed securities (MBS) is based on third-party vendor prices, reference to recent transaction prices, or valuation techniques that utilize observable inputs such as benchmark government bond prices, government bond yield curves, quoted yield spreads and prepayment rate assumptions related to the underlying collateral.
The fair value of U.S. government and agency debt securities is determined by reference to recent transaction prices, broker quotes, or third-party
vendor prices. For U.S. agency MBS pricing, brokers or third-party vendors may use a pool-specific
valuation model to value these securities, using observable market inputs.
The fair value of other Organisation for Economic
Co-operation
and Development (OECD) government-guaranteed debt is based on broker quotes and third-party
vendor prices, or where external and independent prices are not readily available, alternate techniques based on the risk metrics and unique characteristics of the security are used to support a prudent valuation until acceptable external pricing becomes available.
Other Debt Securities
The fair value of corporate and other debt securities is based on broker quotes, third-party
vendor prices, or alternate techniques utilizing the risk metrics and unique characteristics of the security used to support a prudent valuation until acceptable external pricing becomes available. Asset-backed securities are primarily fair valued using third-party vendor prices, including those generated by issue-specific valuation models using observable market inputs.
Equity Securities
The fair value of equity securities is based on quoted prices in active markets, where available. Where quoted prices in active markets are not readily available, such as for private equity securities, or where there is a wide bid-ask
spread, fair value is determined based on quoted market prices for similar securities or through valuation techniques, including discounted cash flow analysis, multiples of earnings before taxes, depreciation and amortization, and other relevant valuation techniques.
If there are trading restrictions on the equity security held, a valuation adjustment is recognized against available prices to reflect the nature of the restriction. However, restrictions that are not part of the security held and represent a separate contractual arrangement that has been entered into by the Bank and a third party do not impact the fair value of the original instrument.
Retained Interests
Retained interests are classified as trading securities and are initially recognized at their relative fair market value. Subsequently, the fair value of retained interests recognized by the Bank is determined by estimating the present value of future expected cash flows. Differences between the actual cash flows and the Bank’s estimate of future cash flows are recognized in income. These assumptions are subject to periodic review and may change due to significant changes in the economic environment.
Loans
The estimated fair value of loans carried at amortized cost reflects changes in market price that have occurred since the loans were originated or purchased. For fixed-rate performing loans, estimated fair value is determined by discounting the expected future cash flows related to these loans at current market interest rates for loans with similar credit risks. For floating-rate performing loans, changes in interest rates have minimal impact on fair value since loans reprice to market frequently. On that basis, fair value is assumed to approximate carrying value. The fair value of loans is not adjusted for the value of any credit protection the Bank has purchased to mitigate credit risk.
The fair value of loans carried at FVTPL, which includes trading loans and non-trading
loans at FVTPL, is determined using observable market prices, where available. Where the Bank is a market maker for loans traded in the secondary market, fair value is determined using executed prices, or prices for comparable trades. For those loans where the Bank is not a market maker, the Bank obtains broker quotes from other reputable dealers, or uses valuation techniques to determine fair value.
The fair value of loans carried at FVOCI is assumed to approximate amortized cost as they are generally floating rate performing loans that are short term in nature.
Commodities
The fair value of commodities is based on quoted prices in active markets, where available. The Bank also transacts commodity derivative contracts which can be traded on an exchange or in OTC markets.

Derivative Financial Instruments
The fair value of exchange-traded derivative financial instruments is based on quoted market prices. The fair value of OTC derivative financial instruments is estimated using well established valuation techniques, such as discounted cash flow techniques, the
Black-Scholes
model, and Monte Carlo simulation. The valuation models incorporate inputs that are observable in the market or can be derived from observable market data.
Prices derived by using models are recognized net of valuation adjustments. The inputs used in the valuation models depend on the type of derivative and the nature of the underlying instrument and are specific to the instrument being valued. Inputs can include, but are not limited to, interest rate yield curves, foreign exchange rates, dividend yield projections, commodity spot and forward prices, recovery rates, volatilities, spot prices, and correlation.
A credit valuation adjustment (CVA) is recognized against the model value of OTC derivatives to account for the uncertainty that the counterparty in a derivative transaction may not be able to fulfil its obligations under the transaction to the Bank. In determining CVA, the Bank takes into account master netting agreements and collateral, and considers the creditworthiness of the counterparty, using market observed or proxy credit spreads, in assessing potential future amounts owed to the Bank.
The fair value of a derivative is partly a function of collateralization. The Bank uses the relevant overnight index swap curve to discount the cash flows for collateralized derivatives as most collateral is posted in cash and can be funded at the overnight rate.
A funding valuation adjustment (FVA) is recognized against the model value of OTC derivatives to recognize the market implied unsecured funding costs and benefits considered in the pricing and fair value determination. Some of the key drivers of FVA include the market implied funding spread and the expected average exposure by counterparty.
The Bank will continue to monitor industry practice on valuation adjustments and may refine the methodology as market practices evolve.
Deposits
The estimated fair value of term deposits is determined by discounting the contractual cash flows using interest rates currently offered for deposits with similar terms.
For deposits with no defined maturities, the Bank considers fair value to equal carrying value, which is equivalent to the amount payable on the balance sheet date.
For trading deposits and deposits designated at FVTPL, which is included in financial liabilities designated at FVTPL, fair value is determined using discounted cash flow valuation techniques which maximize the use of observable market inputs such as benchmark yield curves and foreign exchange rates. The Bank considers the impact of its own creditworthiness in the valuation of these deposits by reference to observable market inputs.
Securitization Liabilities
The fair value of securitization liabilities is based on quoted market prices or quoted market prices for similar financial instruments, where available. Where quoted prices are not available, fair value is determined using valuation techniques, which maximize the use of observable inputs, such as Canada Mortgage Bond (CMB) curves and MBS curves.
Obligations Related to Securities Sold Short
The fair value of these obligations is based on the fair value of the underlying securities, which can include equity or debt securities. As these obligations are fully collateralized, the method used to determine fair value would be the same as that of the relevant underlying equity or debt securities.
Securities Purchased Under Reverse Repurchase Agreements and Obligations Related to Securities Sold under Repurchase Agreements
Commodities and certain bonds and equities purchased or sold with an agreement to sell or repurchase them at a later date at a fixed price are carried at fair value. The fair value of these agreements is based on valuation techniques such as discounted cash flow models which maximize the use of observable market inputs such as interest rate swap curves and commodity forward prices.
Subordinated Notes and Debentures
The fair value of subordinated notes and debentures are based on quoted market prices.
Portfolio Exception
IFRS 13, Fair Value Measurement provides a measurement exception that allows an entity to determine the fair value of a group of financial assets and liabilities with offsetting risks based on the sale or transfer of its net exposure to a particular risk or risks. The Bank manages certain financial assets and financial liabilities, such as derivative assets and derivative liabilities, on the basis of net exposure to a particular risk, or risks; and uses mid-market
prices as a basis for establishing fair values for the offsetting risk positions and applies the most representative price within the bid-ask
spread to the net open position, as appropriate. Refer to Note 2 for further details on the use of the portfolio exception to establish fair value.
(c)
FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES NOT CARRIED AT FAIR VALUE
The carrying value and fair value of financial assets and liabilities not carried at fair value are disclosed in the table below. For these instruments, fair values are calculated for disclosure purposes only, using the valuation techniques used by the Bank. In addition, the Bank has determined that the carrying value of certain financial assets and liabilities approximates their fair value, which include: cash and due from banks, interest-bearing deposits with banks, customers’ liability under acceptances, amounts receivable from brokers, dealers, and clients, other assets, acceptances, amounts payable to brokers, dealers, and clients, and other liabilities. Substantially all securities purchased under reverse repurchase agreements and obligations related to securities sold under repurchase agreements are measured at amortized cost where the carrying value approximates their fair value.

Financial Assets and Liabilities not carried at Fair Value
1

(millions of Canadian dollars)			As at
	October 31, 2023		October 31, 2022
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$232,093	$222,699	$256,362	$244,523
Other debt securities	75,923	72,511	86,412	81,913
Total debt securities at amortized cost, net of allowance for credit losses	308,016	295,210	342,774	326,436
Total loans, net of allowance for loan losses	895,947	877,763	831,043	810,912
Total financial assets not carried at fair value	$1,203,963	$1,172,973	$1,173,817	$1,137,348

FINANCIAL LIABILITIES
Deposits	$1,198,190	$1,188,585	$1,229,970	$1,218,552
Securitization liabilities at amortized cost	12,710	12,035	15,072	14,366
Subordinated notes and debentures	9,620	9,389	11,290	10,853
Total financial liabilities not carried at fair value	$1,220,520	$1,210,009	$1,256,332	$1,243,771

1	This table excludes financial assets and liabilities where the carrying value approximates their fair value.
(d)
FAIR VALUE HIERARCHY
IFRS requires disclosure of a three-level hierarchy for fair value measurements based upon
the observability of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level
 1
: Fair value is based on quoted market prices for identical assets or liabilities that are traded in an active exchange market or highly liquid and actively traded in OTC markets.
Level
 2
: Fair value is based on observable inputs other than Level 1 prices, such as quoted market prices for similar (but not identical) assets or liabilities in active markets, quoted market prices for identical assets or liabilities in markets that are not active, and other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose value is determined using valuation techniques with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.
Level
 3
: Fair value is based on
non-observable
inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Financial instruments classified within Level 3 of the fair value hierarchy are initially recognized at their transaction price, which is considered the best estimate of fair value. After initial measurement, the fair value of Level 3 assets and liabilities is determined using valuation models, discounted cash flow methodologies, or similar techniques.
Fair Value Hierarchy for Assets and Liabilities not carried at Fair Value
The following table presents the levels within the fair value hierarchy for each of the financial assets and liabilities not carried at fair value as at October 31, 2023 and October 31, 2022, but for which fair value is disclosed.

Fair Value Hierarchy for Assets and Liabilities not carried at Fair Value 1
(millions of Canadian dollars)	As at
	October 31, 2023				October 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$–	$222,699	$–	$222,699	$–	$244,513	$10	$244,523
Other debt securities	–	72,510	1	72,511	–	81,912	1	81,913
Total debt securities at amortized cost, net of allowance for credit losses	–	295,209	1	295,210	–	326,425	11	326,436
Total loans, net of allowance for loan losses	–	284,280	593,483	877,763	–	261,618	549,294	810,912
Total assets with fair value disclosures	$–	$579,489	$593,484	$1,172,973	$–	$588,043	$549,305	$1,137,348

LIABILITIES
Deposits	$–	$1,188,585	$–	$1,188,585	$–	$1,218,552	$–	$1,218,552
Securitization liabilities at amortized cost	–	12,035	–	12,035	–	14,366	–	14,366
Subordinated notes and debentures	–	9,389	–	9,389	–	10,853	–	10,853
Total liabilities with fair value disclosures	$–	$1,210,009	$–	$1,210,009	$–	$1,243,771	$–	$1,243,771

1	This table excludes financial assets and liabilities where the carrying value approximates their fair value.

The following table presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at October 31, 2023 and October 31, 2022.

Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars)								As at
	October 31, 2023				October 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other 1
Government and government-related securities
Canadian government debt
Federal	$72	$9,073	$–	$9,145	$620	$9,042	$–	$9,662
Provinces	–	7,445	–	7,445	–	7,706	–	7,706
U.S. federal, state, municipal governments, and agencies debt	2	24,325	67	24,394	2	23,466	–	23,468
Other OECD government-guaranteed debt	–	8,811	–	8,811	–	8,341	–	8,341
Mortgage-backed securities	–	1,698	–	1,698	–	2,109	–	2,109
Other debt securities
Canadian issuers	–	6,067	5	6,072	–	6,604	–	6,604
Other issuers	–	14,553	60	14,613	–	12,344	49	12,393
Equity securities	54,186	41	10	54,237	44,424	32	–	44,456
Trading loans	–	17,261	–	17,261	–	11,749	–	11,749
Commodities	7,620	791	–	8,411	16,084	1,149	–	17,233
Retained interests	–	3	–	3	–	5	–	5
	61,880	90,068	142	152,090	61,130	82,547	49	143,726
Non-trading financial assets at fair value through profit or loss
Securities	269	2,596	980	3,845	228	6,608	845	7,681
Loans	–	3,495	–	3,495	–	3,265	–	3,265
	269	6,091	980	7,340	228	9,873	845	10,946
Derivatives
Interest rate contracts	17	22,893	–	22,910	167	23,699	–	23,866
Foreign exchange contracts	26	57,380	7	57,413	35	72,006	5	72,046
Credit contracts	–	54	–	54	–	56	–	56
Equity contracts	58	4,839	–	4,897	4	4,303	–	4,307
Commodity contracts	306	1,787	15	2,108	634	2,919	45	3,598
	407	86,953	22	87,382	840	102,983	50	103,873
Financial assets designated at fair value through profit or loss
Securities 1	–	5,818	–	5,818	–	5,039	–	5,039
	–	5,818	–	5,818	–	5,039	–	5,039
Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	18,210	–	18,210	–	16,368	–	16,368
Provinces	–	19,940	–	19,940	–	20,240	–	20,240
U.S. federal, state, municipal governments, and agencies debt	–	11,002	–	11,002	–	11,559	–	11,559
Other OECD government-guaranteed debt	–	1,498	–	1,498	–	1,682	–	1,682
Mortgage-backed securities	–	2,277	–	2,277	–	1,033	–	1,033
Other debt securities
Asset-backed securities	–	4,114	–	4,114	–	4,440	–	4,440
Corporate and other debt	–	8,863	27	8,890	–	8,621	60	8,681
Equity securities	1,133	3	2,377	3,513	840	2	2,477	3,319
Loans	–	421	–	421	–	2,353	–	2,353
	1,133	66,328	2,404	69,865	840	66,298	2,537	69,675
Securities purchased under reverse repurchase agreements	–	9,649	–	9,649	–	7,450	–	7,450
FINANCIAL LIABILITIES
Trading deposits	–	29,995	985	30,980	–	23,389	416	23,805
Derivatives
Interest rate contracts	16	21,064	126	21,206	112	19,010	156	19,278
Foreign exchange contracts	19	44,841	13	44,873	23	62,378	1	62,402
Credit contracts	–	172	–	172	–	152	–	152
Equity contracts	7	3,251	21	3,279	–	5,804	59	5,863
Commodity contracts	248	1,846	16	2,110	234	3,186	18	3,438
	290	71,174	176	71,640	369	90,530	234	91,133
Securitization liabilities at fair value	–	14,422	–	14,422	–	12,612	–	12,612
Financial liabilities designated at fair value through profit or loss	–	192,108	22	192,130	–	162,742	44	162,786
Obligations related to securities sold short 1	1,329	43,332	–	44,661	2,909	42,596	–	45,505
Obligations related to securities sold under repurchase agreements	–	12,641	–	12,641	–	9,509	–	9,509

1	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).

(e)
TRANSFERS BETWEEN FAIR VALUE HIERARCHY LEVELS FOR ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
The Bank’s policy is to record transfers of assets and liabilities between the different levels of the fair value hierarchy using the fair values as at the end of each reporting period. Assets are transferred between Level 1 and Level 2 depending on whether there is sufficient frequency and volume in an active market. During the year ended October 31, 2023, there were no significant transfers between Level 1 and Level 2. During the year ended October 31, 2022, the Bank transferred $383 million of FVOCI U.S. government debt from Level 1 to Level 2.
Movements of Level 3 instruments
Significant transfers into and out of Level 3 occur mainly due to the following reasons:
•	Transfers from Level 3 to Level 2 occur when techniques used for valuing the instrument incorporate significant observable market inputs or broker-dealer quotes which were previously not observable.
•
Transfers from Level 2 to Level 3 occur when an instrument’s fair value, which was previously determined using valuation techniques with significant observable market inputs, is now determined using valuation techniques with significant unobservable inputs.

Due to the unobservable nature of the inputs used to value Level 3 financial instruments, there may be uncertainty about the valuation of these instruments. The fair value of Level 3 instruments may be drawn from a range of reasonably possible alternatives. In determining the appropriate levels for these unobservable inputs, parameters are chosen so that they are consistent with prevailing market evidence and management judgment.
There were no significant transfers between Level 2 and Level 3 during the years ended October 31, 2023 and October 31, 2022.
There were no other significant changes to the unobservable inputs and sensitivities for assets and liabilities classified as Level 3 during the years ended October 31, 2023 and October 31, 2022.
(f)
RECONCILIATION OF CHANGES IN FAIR VALUE FOR LEVEL 3 ASSETS AND LIABILITIES
The following tables reconcile changes in fair value of all assets and liabilities measured at fair value using significant Level 3 unobservable inputs for the years ended October 31, 2023 and October 31, 2022.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2022	Total realized and unrealized gains (losses)		Movements 4		Transfers		Fair value as at October 31 2023	Change in unrealized gains (losses) on instruments still held 5
		Included in income 1	Included in OCI 2,3	Purchases/ Issuances	Sales/ Settlements	Into Level 3	Out of Level 3

FINANCIAL ASSETS
Trading loans, securities, and other
Government and government-related securities	$–	$–	$–	$33	$–	$34	$–	$67	$–
Other debt securities	49	7	–	111	(145)	95	(52)	65	1

Equity securities	–	(2)	–	41	(29)	–	–	10	2

	49	5	–	185	(174)	129	(52)	142	3
Non-trading financial assets at fair value through profit or loss
Securities	845	4	–	187	(56)	–	–	980	(17)

Loans	–	–	–	–	–	–	–	–	–

	845	4	–	187	(56)	–	–	980	(17)
Financial assets at fair value through other comprehensive income
Other debt securities	60	–	(6)	22	(28)	–	(21)	27	–

Equity securities	2,477	–	(565)	2,473	(2,008)	–	–	2,377	(382)
	$2,537	$–	$(571)	$2,495	$(2,036)	$–	$(21)	$2,404	$(382)

FINANCIAL LIABILITIES

Trading deposits 6	$(416)	$(57)	$–	$(539)	$30	$(15)	$12	$(985)	$(43)
Derivatives 7
Interest rate contracts	(156)	(47)	–	–	77	–	–	(126)	25
Foreign exchange contracts	4	(2)	–	–	(1)	(8)	1	(6)	2
Equity contracts	(59)	35	–	26	(17)	(1)	(5)	(21)	24

Commodity contracts	27	24	–	–	(52)	–	–	(1)	(1)

	(184)	10	–	26	7	(9)	(4)	(154)	50

Financial liabilities designated at fair value through profit or loss	(44)	(89)	–	(486)	597	–	–	(22)	(89)
Obligations related to securities sold short	–	–	–	–	–	–	–	–	–

	Fair value as at November 1 2021	Total realized and unrealized gains (losses)		Movements 4		Transfers		Fair value as at October 31 2022	Change in unrealized gains (losses) on instruments still held 5
		Included in income 1	Included in OCI 2,3	Purchases/ Issuances	Sales/ Settlements	Into Level 3	Out of Level 3

FINANCIAL ASSETS
Trading loans, securities, and other
Government and government-related securities	$–	$–	$–	$–	$–	$–	$–	$–	$–
Other debt securities	6	1	–	5	(15)	57	(5)	49	–

Equity securities	33	–	–	24	(57)	–	–	–	–

	39	1	–	29	(72)	57	(5)	49	–
Non-trading financial assets at fair value through profit or loss
Securities	760	95	–	193	(89)	–	(114)	845	8

Loans	3	–	–	–	(3)	–	–	–	–

	763	95	–	193	(92)	–	(114)	845	8
Financial assets at fair value through other comprehensive income
Other debt securities	64	–	4	–	(8)	–	–	60	–

Equity securities	1,609	–	86	636	146	–	–	2,477	78
	$1,673	$–	$90	$636	$138	$–	$–	$2,537	$78

FINANCIAL LIABILITIES

Trading deposits 6	$(141)	$40	$–	$(324)	$3	$(11)	$17	$(416)	$31
Derivatives 7
Interest rate contracts	(88)	(93)	–	–	7	–	18	(156)	(52)
Foreign exchange contracts	7	(4)	–	–	–	1	–	4	2
Equity contracts	(82)	(5)	–	–	–	3	25	(59)	23

Commodity contracts	31	58	–	–	(62)	–	–	27	21

	(132)	(44)	–	–	(55)	4	43	(184)	(6)

Financial liabilities designated at fair value through profit or loss	(76)	(238)	–	(337)	607	–	–	(44)	(238)
Obligations related to securities sold short	(9)	–	–	–	9	–	–	–	–

1	Gains/losses on financial assets and liabilities are recognized within Non-interest income on the Consolidated Statement of Income.
2	Other comprehensive income.
3	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 7 for further details.
4	Includes foreign exchange.
5	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
6	Issuances and repurchases of trading deposits are reported on a gross basis.
7
Consists of derivative assets of $22 million (October 31, 2022/November 1, 2022 – $50 million; November 1, 2021 – $47 million) and derivative liabilities of $176 million (October 31, 2022/November 1, 2022 – $234 million; November 1, 2021 – $179 million), which have been netted in this table for presentation purposes only.

(g)
VALUATION OF ASSETS AND LIABILITIES CLASSIFIED AS LEVEL 3
Significant unobservable inputs in Level 3 positions
The following section discusses the significant unobservable inputs for Level 3 positions and assesses the potential effect that a change in each unobservable input may have on the fair value measurement.
Price Equivalent
Certain financial instruments, mainly debt and equity securities, are valued using price equivalents when market prices are not available, with fair value measured by comparison with observable pricing data from instruments with similar characteristics. For debt securities, the price equivalent is expressed in ‘points’, and represents a percentage of the par amount. For equity securities, the price equivalent is based on a percentage of a proxy price. There may be wide ranges depending on the liquidity of the securities. New issuances of debt and equity securities are priced at 100% of the issue price.
Correlation
The movements of inputs are not necessarily independent from other inputs. Such relationships, where material to the fair value of a given instrument, are captured via correlation inputs into the pricing models. The Bank includes correlation between the asset class, as well as across asset classes. For example, price correlation is the relationship between prices of equity securities in equity basket derivatives, and quanto correlation is the relationship between instruments which settle in one currency and the underlying securities which are denominated in another currency.
Implied Volatility
Implied volatility is the value of the volatility of the underlying instrument which, when input in an option pricing model, such as
Black-Scholes,
will return a theoretical value equal to the current market price of the option. Implied volatility is a forward-looking
and subjective measure, and differs from historical volatility because the latter is calculated from known past returns of a security.
Funding
Ratio
The funding ratio is a significant unobservable input required to value loan commitments issued by the Bank. The funding ratio represents an estimate of the percentage of commitments that are ultimately funded by the Bank. The funding ratio is based on a number of factors such as observed historical funding percentages within the various lending channels and the future economic outlook, considering factors including, but not limited to, competitive pricing and fixed/variable mortgage rate gap. An increase/decrease in the funding ratio will increase/decrease loan commitment liability values in relationship to prevailing interest rates.
Earnings Multiple, Discount Rate, and Liquidity Discount
Earnings multiple, discount rate, and liquidity discount are significant inputs used when valuing certain equity securities. Earnings multiples are selected based on comparable entities and a higher multiple will result in a higher fair value. Discount rates are applied to cash flow forecasts to reflect time value of money and the risks associated with the cash flows. A higher discount rate will result in a lower fair value. Liquidity discounts may be applied as a result of the difference in liquidity between the comparable entity and the equity securities being valued.

Inflation Rate Swap Curve
The fair value of inflation rate swap contracts is a swap between the interest rate curve and the inflation index. The inflation rate swap spread is not observable and is determined using proxy inputs such as inflation index rates. Generally, swap curves are observable; however, there may be instances where certain specific swap curves are not observable.
Net Asset Value
The fair value of certain private funds is based on the net asset value determined by the fund managers based on valuation methodologies, as there are no observable prices for these instruments.
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
The following table presents the Bank’s assets and liabilities recognized at fair value and classified as Level 3, together with the valuation techniques used to measure fair value, the significant inputs used in the valuation technique that are considered unobservable, and a range of values for those unobservable inputs. The range of values represents the highest and lowest inputs used in calculating the fair value.

Valuation Techniques and Inputs Used in the Fair Value Measurement of Level 3 Assets and Liabilities
								As at
			October 31, 2023		October 31, 2022
	Valuation technique	Significant unobservable inputs (Level 3)	Lower range	Upper range	Lower range		Upper range	Unit
Government and government-related securities	Market comparable	Bond price equivalent	99	100	n/a	1	n/a	points

Other debt securities	Market comparable	Bond price equivalent	–	103	–		102	points

Equity securities 2	Market comparable	New issue price	100	100	100		100	%
	Discounted cash flow	Discount rate	–	–	–		–	%
	Market comparable	Price equivalent	n/a	n/a	128		145	%

Non-trading financial assets at fair value through profit or loss	Market comparable	New issue price	100	100	100		100	%
	Discounted cash flow	Discount rates	9	9	9		9	%
	EBITDA multiple	Earnings multiple	–	20.0	–		20.0	times
	Price-based	Net Asset Value 3	n/a	n/a	n/a		n/a

Derivatives
Interest rate contracts	Discounted cash flow	Inflation rate swap curve	1	2	–		3	%
	Option model	Funding ratio	75	75	65		75	%

Foreign exchange contracts	Option model	Currency-specific volatility	5	14	8		17	%

Equity contracts	Option model	Price correlation	55	86	–		95	%
		Quanto correlation	–	68	–		68	%
		Dividend yield	–	7	–		7	%
		Equity volatility	14	41	13		76	%

Commodity contracts	Option model	Quanto correlation	(67)	(47)	(67)		(47)%
		Swaption correlation	n/a	n/a	n/a		n/a	%

Trading deposits	Option model	Price correlation	n/a	n/a	n/a		n/a	%
		Quanto correlation	–	68	n/a		n/a	%
		Dividend yield	–	4	–		5	%
		Equity volatility	14	20	99		99	%
	Swaption model	Currency-specific volatility	50	503	55		821	%

Financial liabilities designated at fair value through profit or loss	Option model	Funding ratio	4	70	6		65	%

Obligations related to securities sold short	Market comparable	Bond Price Equivalent	n/a	n/a	n/a		n/a	points
	Market comparable	New issue price	100	100	n/a		n/a	%

1	Not applicable.
2
Common shares exclude the fair value of Federal Reserve stock and Federal Home Loan Bank (FHLB) stock of $2.2 billion (October 31, 2022 – $1.7 billion) which are redeemable by the issuer at cost which approximates fair value. These securities cannot be traded in the market, hence, these securities have not been subjected to the sensitivity analysis.

3	Net asset value information for private funds has not been disclosed due to the wide range in prices for these instruments.

The following table summarizes the potential effect of using reasonably possible alternative assumptions for financial assets and financial liabilities held, that are classified in Level 3 of the fair value hierarchy as at October 31. For non-trading
securities at FVTPL and equity securities at FVOCI, the sensitivity was calculated based on an upward and downward shock of the fair value reported. For trading deposits, the sensitivity was calculated by varying unobservable inputs which may include volatility, credit spreads, and correlation. For interest rate derivatives, the Bank performed a sensitivity analysis on the mortgage spreads and unobservable inflation curve. For equity derivatives, the sensitivity was calculated by using reasonably possible alternative assumptions by shocking dividends, correlation, or the price and volatility of the underlying equity instrument. For financial liabilities designated at FVTPL, the sensitivity was calculated based on an upward and downward shock of the funding ratio.

Sensitivity Analysis of Level 3 Financial Assets and Liabilities
(millions of Canadian dollars)			As at
	October 31, 2023		October 31, 2022
	Impact to net assets		Impact to net assets
	Decrease in fair value	Increase in fair value	Decrease in fair value	Increase in fair value
FINANCIAL ASSETS
Trading loans, securities, and other
Securities	$10	$2	$–	$–
Non-trading financial assets at fair value through profit or loss
Securities	133	49	115	42

Financial assets at fair value through other comprehensive income
Equity securities	163	13	22	8

FINANCIAL LIABILITIES
Trading deposits	–	–	1	1
Derivatives
Interest rate contracts	25	16	15	21
Equity contracts	2	1	2	2
	27	17	17	23
Financial liabilities designated at fair value through profit or loss	5	5	7	7
Total	$338	$86	$162	$81
For the years ended October 31, 2023 and 2022, the aggregate difference yet to be recognized in net income due to the difference between the transaction price and the amount determined using valuation techniques with significant non-observable
inputs at initial recognition were immaterial.
(h)
FINANCIAL INSTRUMENTS DESIGNATED AT FAIR VALUE
Securities Designated at Fair Value through Profit or Loss
Certain securities supporting insurance reserves within the Bank’s insurance underwriting subsidiaries have been designated at FVTPL to eliminate or significantly reduce an accounting mismatch. The actuarial valuation of the insurance reserve is measured using a discount factor which is based on the yield of the supporting invested assets, which includes the securities designated at FVTPL, with changes in the discount factor being recognized on the Consolidated Statement of Income. The unrealized gains or losses on securities designated at FVTPL are recognized on the Consolidated Statement of Income in the same period as gains or losses resulting from changes to the discount rate used to value the insurance liabilities.
In addition, certain debt securities have been designated at FVTPL as they are economically hedged with derivatives and the designation eliminates or significantly reduces an accounting mismatch.
Financial Liabilities Designated at Fair Value through Profit or Loss
Certain deposits have been designated at FVTPL to reduce an accounting mismatch from related economic hedges, and are included in Financial liabilities designated at FVTPL on the Consolidated Balance Sheet. In addition, certain obligations related to securities sold under repurchase agreements have been designated at FVTPL as the instruments are part of a portfolio that is managed on a fair value basis and have been included in Obligations related to securities sold under repurchase agreements on the Consolidated Balance Sheet. The fair value of obligations related to securities sold under repurchase agreements designated at FVTPL was $7,974 million as at October 31, 2023 (October 31, 2022 – $5,014 million).
For financial liabilities designated at FVTPL, the estimated amount that the Bank would be contractually required to pay at maturity, which is based on notional amounts, was $2,897 million less than its fair value as at October 31, 2023 (October 31, 2022 – $288 million).